Segmentation of key figures (Details 7) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Net sales to third parties	$ 12,781	$ 12,956	$ 25,312	$ 25,367
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		0.00%
Net sales, change in %, cc	5.00%		5.00%
US
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,378	4,166	$ 8,461	8,156
US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		4.00%
Net sales, change in %, cc	5.00%		4.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 10,461	10,559	$ 20,637	20,663
Innovative Medicines | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		0.00%
Net sales, change in %, cc	5.00%		5.00%
Innovative Medicines | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,262		$ 16,223
Innovative Medicines | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		2.00%
Net sales, change in %, cc	7.00%		7.00%
Innovative Medicines | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,199		$ 4,414
Innovative Medicines | Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)		(7.00%)
Net sales, change in %, cc	(3.00%)		(3.00%)
Innovative Medicines | Promoted brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 7,931	7,415	$ 15,513	14,354
Innovative Medicines | Promoted brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		8.00%
Net sales, change in %, cc	13.00%		13.00%
Innovative Medicines | Promoted brands [member] | Hematology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,647	1,623	$ 3,184	3,152
Innovative Medicines | Promoted brands [member] | Hematology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		1.00%
Net sales, change in %, cc	8.00%		7.00%
Innovative Medicines | Promoted brands [member] | Hematology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 498	523	$ 959	1,038
Innovative Medicines | Promoted brands [member] | Hematology [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)		(8.00%)
Net sales, change in %, cc	0.00%		(4.00%)
Innovative Medicines | Promoted brands [member] | Hematology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 534	513	$ 1,025	976
Innovative Medicines | Promoted brands [member] | Hematology [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		5.00%
Net sales, change in %, cc	10.00%		10.00%
Innovative Medicines | Promoted brands [member] | Hematology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 398	398	$ 787	761
Innovative Medicines | Promoted brands [member] | Hematology [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		3.00%
Net sales, change in %, cc	11.00%		13.00%
Innovative Medicines | Promoted brands [member] | Hematology [member] | Adakveo [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 49	42	$ 93	79
Innovative Medicines | Promoted brands [member] | Hematology [member] | Adakveo [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	17.00%		18.00%
Net sales, change in %, cc	17.00%		19.00%
Innovative Medicines | Promoted brands [member] | Hematology [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 136	147	$ 263	298
Innovative Medicines | Promoted brands [member] | Hematology [member] | Kymriah [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(7.00%)		(12.00%)
Net sales, change in %, cc	1.00%		(6.00%)
Innovative Medicines | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 498		$ 959
Innovative Medicines | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)		(8.00%)
Net sales, change in %, cc	0.00%		(4.00%)
Innovative Medicines | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 534		$ 1,025
Innovative Medicines | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		5.00%
Net sales, change in %, cc	10.00%		10.00%
Innovative Medicines | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 194		$ 392
Innovative Medicines | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(26.00%)		(27.00%)
Net sales, change in %, cc	(22.00%)		(24.00%)
Innovative Medicines | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 398		$ 787
Innovative Medicines | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		3.00%
Net sales, change in %, cc	11.00%		13.00%
Innovative Medicines | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 136		$ 263
Innovative Medicines | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Kymriah [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(7.00%)		(12.00%)
Net sales, change in %, cc	1.00%		(6.00%)
Innovative Medicines | Promoted brands [member] | Solid Tumors [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,095	1,025	$ 2,097	1,973
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		6.00%
Net sales, change in %, cc	12.00%		11.00%
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 452	425	$ 855	818
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		5.00%
Net sales, change in %, cc	13.00%		10.00%
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 124	153	$ 253	296
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Votrient [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(19.00%)		(15.00%)
Net sales, change in %, cc	(14.00%)		(10.00%)
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 308	225	$ 547	420
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	37.00%		30.00%
Net sales, change in %, cc	43.00%		36.00%
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 318		$ 638
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(11.00%)		(11.00%)
Net sales, change in %, cc	(9.00%)		(9.00%)
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 143		$ 281
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(46.00%)		(46.00%)
Net sales, change in %, cc	(42.00%)		(42.00%)
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 452		$ 855
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		5.00%
Net sales, change in %, cc	13.00%		10.00%
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 308		$ 547
Innovative Medicines | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	37.00%		30.00%
Net sales, change in %, cc	43.00%		36.00%
Innovative Medicines | Promoted brands [member] | Immunology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,902	1,777	$ 3,715	3,421
Innovative Medicines | Promoted brands [member] | Immunology [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		9.00%
Net sales, change in %, cc	13.00%		14.00%
Innovative Medicines | Promoted brands [member] | Immunology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,275	1,175	$ 2,434	2,228
Innovative Medicines | Promoted brands [member] | Immunology [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		9.00%
Net sales, change in %, cc	12.00%		12.00%
Innovative Medicines | Promoted brands [member] | Immunology [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 352	355	$ 720	690
Innovative Medicines | Promoted brands [member] | Immunology [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		4.00%
Net sales, change in %, cc	11.00%		14.00%
Innovative Medicines | Promoted brands [member] | Immunology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 275	247	$ 560	503
Innovative Medicines | Promoted brands [member] | Immunology [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		11.00%
Net sales, change in %, cc	20.00%		19.00%
Innovative Medicines | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,275		$ 2,434
Innovative Medicines | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		9.00%
Net sales, change in %, cc	12.00%		12.00%
Innovative Medicines | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 352		$ 720
Innovative Medicines | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		4.00%
Net sales, change in %, cc	11.00%		14.00%
Innovative Medicines | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 275		$ 560
Innovative Medicines | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		11.00%
Net sales, change in %, cc	20.00%		19.00%
Innovative Medicines | Promoted brands [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,314	1,224	$ 2,610	2,402
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		9.00%
Net sales, change in %, cc	12.00%		13.00%
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 555	721	$ 1,160	1,428
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(23.00%)		(19.00%)
Net sales, change in %, cc	(19.00%)		(15.00%)
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 379	315	$ 742	634
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%		17.00%
Net sales, change in %, cc	26.00%		22.00%
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 239	66	$ 434	116
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	262.00%		274.00%
Net sales, change in %, cc	270.00%		280.00%
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 555		$ 1,160
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(23.00%)		(19.00%)
Net sales, change in %, cc	(19.00%)		(15.00%)
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 379		$ 742
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%		17.00%
Net sales, change in %, cc	26.00%		22.00%
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 239		$ 434
Innovative Medicines | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	262.00%		274.00%
Net sales, change in %, cc	270.00%		280.00%
Innovative Medicines | Promoted brands [member] | Cardiovascular [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,147	888	$ 2,254	1,678
Innovative Medicines | Promoted brands [member] | Cardiovascular [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	29.00%		34.00%
Net sales, change in %, cc	35.00%		39.00%
Innovative Medicines | Promoted brands [member] | Cardiovascular [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,125	886	$ 2,218	1,675
Innovative Medicines | Promoted brands [member] | Cardiovascular [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	27.00%		32.00%
Net sales, change in %, cc	33.00%		37.00%
Innovative Medicines | Promoted brands [member] | Cardiovascular [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,125		$ 2,218
Innovative Medicines | Promoted brands [member] | Cardiovascular [member] | Top 20 products [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	27.00%		32.00%
Net sales, change in %, cc	33.00%		37.00%
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 826	878	$ 1,653	1,728
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(6.00%)		(4.00%)
Net sales, change in %, cc	3.00%		2.00%
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 501	551	$ 1,021	1,096
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)		(7.00%)
Net sales, change in %, cc	0.00%		0.00%
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Ultibro Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 126	150	$ 258	299
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Ultibro Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(16.00%)		(14.00%)
Net sales, change in %, cc	(7.00%)		(6.00%)
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 501		$ 1,021
Innovative Medicines | Promoted brands [member] | Other Promoted Brands [member] | Top 20 products [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)		(7.00%)
Net sales, change in %, cc	0.00%		0.00%
Innovative Medicines | Established Brands [member] | Established Brands [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,530	3,144	$ 5,124	6,309
Innovative Medicines | Established Brands [member] | Established Brands [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(20.00%)		(19.00%)
Net sales, change in %, cc	(14.00%)		(14.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 318	359	$ 638	717
Innovative Medicines | Established Brands [member] | Established Brands [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(11.00%)		(11.00%)
Net sales, change in %, cc	(9.00%)		(9.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 143	264	$ 281	518
Innovative Medicines | Established Brands [member] | Established Brands [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(46.00%)		(46.00%)
Net sales, change in %, cc	(42.00%)		(42.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 222	280	$ 438	542
Innovative Medicines | Established Brands [member] | Established Brands [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)		(19.00%)
Net sales, change in %, cc	(11.00%)		(10.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 194	263	$ 392	535
Innovative Medicines | Established Brands [member] | Established Brands [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(26.00%)		(27.00%)
Net sales, change in %, cc	(22.00%)		(24.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 159	190	$ 350	404
Innovative Medicines | Established Brands [member] | Established Brands [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(16.00%)		(13.00%)
Net sales, change in %, cc	(10.00%)		(9.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 199	247	$ 399	501
Innovative Medicines | Established Brands [member] | Established Brands [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(19.00%)		(20.00%)
Net sales, change in %, cc	(15.00%)		(17.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 84	147	$ 194	300
Innovative Medicines | Established Brands [member] | Established Brands [member] | Exjade/Jadenu [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(43.00%)		(35.00%)
Net sales, change in %, cc	(39.00%)		(31.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 83	109	$ 173	216
Innovative Medicines | Established Brands [member] | Established Brands [member] | Zortress/Certican [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(24.00%)		(20.00%)
Net sales, change in %, cc	(14.00%)		(12.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 80	93	$ 162	187
Innovative Medicines | Established Brands [member] | Established Brands [member] | Neoral/Sandimmun(e) [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(14.00%)		(13.00%)
Net sales, change in %, cc	(7.00%)		(7.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 82	96	$ 167	182
Innovative Medicines | Established Brands [member] | Established Brands [member] | Voltaren/Cataflam [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(15.00%)		(8.00%)
Net sales, change in %, cc	(7.00%)		(1.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 222		$ 438
Innovative Medicines | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)		(19.00%)
Net sales, change in %, cc	(11.00%)		(10.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 159		$ 350
Innovative Medicines | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(16.00%)		(13.00%)
Net sales, change in %, cc	(10.00%)		(9.00%)
Innovative Medicines | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 199		$ 399
Innovative Medicines | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(19.00%)		(20.00%)
Net sales, change in %, cc	(15.00%)		(17.00%)
Innovative Medicines | US
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,924	$ 3,709	$ 7,571	$ 7,252
Innovative Medicines | US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		4.00%
Net sales, change in %, cc	6.00%		4.00%
Innovative Medicines | US | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,236		$ 6,196
Innovative Medicines | US | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%		7.00%
Innovative Medicines | US | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 688		$ 1,375
Innovative Medicines | US | Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(7.00%)
Innovative Medicines | US | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 218		$ 420
Innovative Medicines | US | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(2.00%)
Innovative Medicines | US | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 270		$ 517
Innovative Medicines | US | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		14.00%
Innovative Medicines | US | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 57		$ 107
Innovative Medicines | US | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(12.00%)		(23.00%)
Innovative Medicines | US | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 49		$ 95
Innovative Medicines | US | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Kymriah [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(14.00%)		(20.00%)
Innovative Medicines | US | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 207		$ 407
Innovative Medicines | US | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(3.00%)
Innovative Medicines | US | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 55		$ 102
Innovative Medicines | US | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(64.00%)		(66.00%)
Innovative Medicines | US | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 174		$ 328
Innovative Medicines | US | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		13.00%
Innovative Medicines | US | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 110		$ 189
Innovative Medicines | US | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	33.00%		23.00%
Innovative Medicines | US | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 736		$ 1,395
Innovative Medicines | US | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		3.00%
Innovative Medicines | US | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 136		$ 262
Innovative Medicines | US | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%		19.00%
Innovative Medicines | US | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 332		$ 638
Innovative Medicines | US | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(10.00%)		(12.00%)
Innovative Medicines | US | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 123		$ 236
Innovative Medicines | US | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	16.00%		5.00%
Innovative Medicines | US | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 204		$ 376
Innovative Medicines | US | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	219.00%		230.00%
Innovative Medicines | US | Promoted brands [member] | Cardiovascular [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 548		$ 1,090
Innovative Medicines | US | Promoted brands [member] | Cardiovascular [member] | Top 20 products [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	35.00%		39.00%
Innovative Medicines | US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 14		$ 27
Innovative Medicines | US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	27.00%		(13.00%)
Innovative Medicines | US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3		$ 7
Innovative Medicines | US | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(40.00%)		(13.00%)
Innovative Medicines | Rest of the world [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 6,537		$ 13,066
Innovative Medicines | Rest of the world [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)		(3.00%)
Net sales, change in %, cc	5.00%		5.00%
Innovative Medicines | Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 5,026		$ 10,027
Innovative Medicines | Rest of the world [member] | Top 20 products [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		(1.00%)
Net sales, change in %, cc	7.00%		7.00%
Innovative Medicines | Rest of the world [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,511		$ 3,039
Innovative Medicines | Rest of the world [member] | Rest of portfolio [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)		(8.00%)
Net sales, change in %, cc	(1.00%)		(1.00%)
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 280		$ 539
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Tasigna [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(11.00%)
Net sales, change in %, cc	1.00%		(5.00%)
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 264		$ 508
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Promacta/Revolade [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(5.00%)		(2.00%)
Net sales, change in %, cc	6.00%		6.00%
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 137		$ 285
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Gleevec/Glivec [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(31.00%)		(28.00%)
Net sales, change in %, cc	(25.00%)		(24.00%)
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 398		$ 787
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Jakavi [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		3.00%
Net sales, change in %, cc	11.00%		13.00%
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Kymriah [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 87		$ 168
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Hematology [member] | Top 20 products [member] | Kymriah [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		(6.00%)
Net sales, change in %, cc	11.00%		3.00%
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 111		$ 231
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Sandostatin [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(27.00%)		(22.00%)
Net sales, change in %, cc	(20.00%)		(17.00%)
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 88		$ 179
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Afinitor/Votubia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)		(16.00%)
Net sales, change in %, cc	(11.00%)		(8.00%)
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 278		$ 527
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	1.00%		0.00%
Net sales, change in %, cc	12.00%		9.00%
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 198		$ 358
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Solid Tumors [member] | Top 20 products [member] | Kisqali [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	39.00%		35.00%
Net sales, change in %, cc	49.00%		43.00%
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 539		$ 1,039
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Cosentyx [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	17.00%		20.00%
Net sales, change in %, cc	28.00%		28.00%
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 352		$ 720
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Xolair [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		4.00%
Net sales, change in %, cc	11.00%		14.00%
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 139		$ 298
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Immunology [member] | Top 20 products [member] | Ilaris [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		5.00%
Net sales, change in %, cc	19.00%		19.00%
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 223		$ 522
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(37.00%)		(26.00%)
Net sales, change in %, cc	(29.00%)		(19.00%)
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 256		$ 506
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	23.00%		24.00%
Net sales, change in %, cc	31.00%		31.00%
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Neuroscience [member] | Top 20 products [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 35		$ 58
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Cardiovascular [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 577		$ 1,128
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Cardiovascular [member] | Top 20 products [member] | Entresto [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	20.00%		27.00%
Net sales, change in %, cc	31.00%		36.00%
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Other Promoted Brands [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 501		$ 1,021
Innovative Medicines | Rest of the world [member] | Promoted brands [member] | Other Promoted Brands [member] | Top 20 products [member] | Lucentis [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(9.00%)		(7.00%)
Net sales, change in %, cc	0.00%		0.00%
Innovative Medicines | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 222		$ 438
Innovative Medicines | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Galvus Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(21.00%)		(19.00%)
Net sales, change in %, cc	(11.00%)		(10.00%)
Innovative Medicines | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 145		$ 323
Innovative Medicines | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Diovan Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(19.00%)		(13.00%)
Net sales, change in %, cc	(12.00%)		(8.00%)
Innovative Medicines | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 196		$ 392
Innovative Medicines | Rest of the world [member] | Established Brands [member] | Established Brands [member] | Top 20 products [member] | Exforge Group [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(19.00%)		(20.00%)
Net sales, change in %, cc	(15.00%)		(17.00%)